Loans Receivable	12 Months Ended
Jun. 30, 2014
Receivables [Abstract]
Loans Receivable

Note 8 – Loans Receivable

	June 30,
	2014	2013
	(In Thousands)

Real estate mortgage:
One-to-four family residential	$580,612	$500,647
Commercial mortgage:
Multi-family	431,007	211,817
Nonresidential	552,748	455,011

	983,755	666,828

	1,564,367	1,167,475

Construction	7,281	11,851

Commercial business	67,261	70,688

Consumer:
Home equity loans	75,611	80,813
Home equity lines of credit	24,010	26,613
Passbook or certificate	3,965	3,887
Other	373	391

	103,959	111,704

Total Loans	1,742,868	1,361,718

Unamortized yield adjustments including net premiums on purchased loans and net deferred loan costs and fees	(1,397)	(847)

	$1,741,471	$1,360,871

The Bank has granted loans to officers and directors of the Company and its subsidiaries and to their associates. Related party loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than normal risk of collectability. As of June 30, 2014 and 2013 such loans totaled approximately $4.7 million and $3.7 million, respectively. During the year ended June 30, 2014, the Bank granted three new loans to related parties totaling $1.1 million.